INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets, valuation allowance	$ 92	$ 114
Undistributed earnings	289
Income tax penalties and interest accrued	3	2
Income tax interest expense	0	$ 0	$ 0
Unrecognized tax benefits that would impact effective tax rate	12
Expects unrecognized tax benefits to expire in the next 12 months	1
Domestic Tax Authority
Operating loss carryforwards	0
State and Local Jurisdiction
Operating loss carryforwards	$ 20
State and Local Jurisdiction | Minimum
Operating loss carryback term	5 years
State and Local Jurisdiction | Maximum
Operating loss carryback term	20 years
Foreign Tax Authority
Operating loss carryforwards	$ 93
Operating loss carryback term	3 years
Operating loss carryforwards, carryforward term	20 years